VARIABLE INTEREST ENTITIES ("VIE") - Summary of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 217,835	$ 214,862	$ 224,190	$ 105,235
Restricted cash and short-term deposits	332,033	222,265	183,693	$ 231,821
Vessels and equipment, net	3,271,379	2,077,059
Other non-current assets	139,104	157,504
Total assets	4,806,595	4,764,287	$ 4,256,911
Liabilities [Abstract]
Long-term interest bearing debt - non-current portion	1,835,102	1,025,914
Total liabilities	2,980,804	$ 2,967,983
Golar Hilli LLC | Golar Partners | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
ASSETS
Cash and cash equivalents	85,238
Restricted cash and short-term deposits	57,441
Vessels and equipment, net	1,301,279
Other non-current assets	91,431
Total assets	1,535,389
Liabilities [Abstract]
Current portion of long-term debt and short-term debt	148,880
Long-term interest bearing debt - non-current portion	749,100
Total liabilities	$ 897,980